Long-Term Obligations and Credit Arrangements	12 Months Ended
Feb. 24, 2012
Long-Term Obligations and Credit Arrangements [Abstract]
Long-Term Obligations and Credit Arrangements
7.	Long-Term Obligations and Credit Arrangements

Lenfest Financing Transaction

Effective April 24, 2009, we entered into a transaction (the "Lenfest Financing Transaction") with H.F. Lenfest, a major shareholder and member of our Board of Directors ("Lenfest") that provided for, among other things, the following: (i) the exchange of the Subordinated Note (as defined below) held by Lenfest, together with all accrued interest and warrants issuable under the Subordinated Note, and all Series B Preferred Stock and Series C Preferred Stock held by Lenfest, together with all accrued dividends thereon, for a new class of Preferred Stock, Series E Preferred Stock, of the Company, the terms of which are described below; and (ii) the guarantee by Lenfest of all of ETC's obligations to PNC Bank in connection with an increase of the existing $15,000,000 revolving line of credit with PNC Bank (the "2007 PNC Credit Facility") to $20,000,000, and in connection with this guarantee, the pledge by Lenfest to PNC Bank of $10,000,000 in marketable securities.

In connection with the Lenfest Financing Transaction, the Company established a credit facility in the maximum amount of $7,500,000 with Lenfest (the "Lenfest Credit Facility").  The Lenfest Credit Facility has expired and the Company has no future obligations to Lenfest under it.

Preferred Stock

Presently, the Company has two classes of Cumulative Convertible Participating Preferred Stock: Series D (11,000 shares authorized) and Series E (25,000 shares authorized) (together, the "Preferred Stock").  The Preferred Stock was authorized by the Company's Board of Directors in April 2009 as part of the Lenfest Financing Transaction, and the Lenfest Financing Transaction was approved by the Company's shareholders in July 2009.  The Preferred Stock has a par value of $0.05 per share and a stated value of $1,000 per share.  The Preferred Stock is entitled to receive cumulative dividends at the rate of 10% per year in preference to the holders of the Company's Common Stock with respect to dividends.  These dividends are payable only upon a liquidation event or when otherwise declared by the Board of Directors of the Company.  The Company cannot declare or pay any dividends on its Common Stock until the dividends on the Preferred Stock have been paid.  The Preferred Shareholders are entitled to receive any dividends paid with respect to the Common Stock on an "as-converted" basis.  The Preferred Stock may be converted by the holder at any time and from time to time into the Company's Common Stock by dividing the stated value of the Preferred Stock by the conversion price established at the time of issuance (see Series D Preferred Stock and Series E Preferred Stock, below).  Upon a liquidation event, the holders of the Preferred Stock would be entitled to participate in any proceeds in preference to any Common Shareholders.  The Preferred Stock would also participate in any liquidation event with the Common Shareholders on an "as-converted" basis.  The Preferred Stock conversion price is subject to adjustment for certain transactions including stock splits and issuance of equity securities below the conversion prices.

The Company has reviewed the accounting principles generally accepted in the United States of America applicable to the Preferred Stock; specifically, the Company has reviewed both ASC 480 - Distinguishing Liabilities from Equity and ASC 815 - Derivatives and Hedging.  Upon its review, the Company determined that the Preferred Stock is within the control of the Company and that the attributes of the Preferred Stock are more akin to equity than debt.  The specific attributes considered by the Company include the designation of the instruments, the conversion of the instruments to the Company's Common Stock, the participation feature, the non-mandatory conversion, the voting rights, and the ability to appoint directors.  Secondly, the Company determined that the Preferred Stock qualifies as permanent equity because the Preferred Stock is not mandatorily redeemable, and there is no obligation to either repurchase the instruments or issue a variable amount of common shares.  Lastly, the Company determined that the conversion feature qualifies for the scope exception of ASC 815 - Derivatives and Hedging as it is clearly and closely related to the Preferred Stock instrument.

Issuances of the Preferred Stock are as follows:

Series D Preferred Stock

Lenfest Credit Facility

On April 24, 2009, the Company paid to Lenfest an origination fee of 1% of the committed amount of the Lenfest Credit Facility.  The value of the origination fee was $55.  The origination fee was paid in 55 shares of Series D Preferred Stock, which have a conversion price of $0.94 per share, equaling the closing price of the Company's Common Stock on that day and would convert into 58,511 shares of the Company's Common Stock.

PNC Credit Facility

In connection with the execution of the documents to increase the Company's existing $15,000 revolving line of credit with PNC Bank to $20,000, ETC paid to Lenfest an origination fee of 100 shares of Series D Preferred Stock, which is equal to one percent (1%) of the market value of the $10,000 in marketable securities pledged by Lenfest to PNC Bank to secure ETC's obligations to PNC Bank.  The 100 shares of Series D Preferred Stock have a stated value of $1,000 per share, or $100 in the aggregate.  These shares of Series D Preferred Stock have a conversion price per share equal to $1.11, equaling the average closing price of the Company's Common Stock during the 120 days preceding the issuance of such shares and would convert into 90,090 shares of the Company's Common Stock.

Interest Payment

On October 6, 2010, the Company issued to Lenfest 231 shares of Series D Preferred Stock with a stated value of $1,000 per share in payment of $231 of interest due under the Lenfest Pledge Agreement for the period July 2, 2009 through August 27, 2010.  The 231 shares have a conversion price per share equal to $3.02 equaling the average closing price of the Company's Common Stock during the 120 days preceding the issuance of such shares, and would convert into 76,490 shares of the Company's Common Stock.  As of February 24, 2012, $300 of interest has been accrued for the period August 28, 2010 through February 24, 2012.

Preferred Stock Dividends

As of February 24, 2012, the Series D Preferred Stock totaled $386 and was convertible into 225,091 shares of the Company's Common Stock.  All Series D Preferred Stock dividends accruing through February 24, 2012 were paid in April 2012.

Series E Preferred Stock

On July 2, 2009, the Company issued 23,741 shares of Series E Preferred Stock to Lenfest in connection with the Lenfest Financing Transaction.  The shares of Series E Preferred Stock are convertible to Common Stock at a conversion price per share equal to $2.00 and would convert into 11,870,391 shares of the Company's Common Stock.

On March 10, 2010, August 12, 2010, and February 9, 2011, ETC entered into three separate agreements with Lenfest to repurchase and retire a total of 2,000 shares of Series E Preferred Stock owned by Lenfest.  In the three agreements, the repurchases were made at the stated price of $1,000 per share for a total of $2,000.

As of February 24, 2012, the Series E Preferred Stock totaled $21,741 and was convertible into 10,870,391 shares of the Company's Common Stock.  All Series E Preferred Stock dividends accruing through February 24, 2012 were paid in April 2012.

Common Stock Warrants

On February 28, 2009, in connection with a $2,000 loan made by Lenfest to the Company, the Company issued to Lenfest warrants to purchase 143,885 shares of ETC Common Stock, which shares were equal in value to 10% of the $2,000 note.  The warrants are exercisable for seven years following issuance at an exercise price of $1.39 per share, which price equaled the average closing price of ETC Common Stock during the 120 days prior to the issuance of the warrant.

On July 2, 2009, in consideration of Lenfest's agreement to guarantee the $5,000 increase to the Company's line of credit with PNC Bank, ETC issued to Lenfest warrants to purchase 450,450 shares of ETC Common Stock, which shares were equal in value to ten percent (10%) of the amount of the $5,000 increase.  The warrants are exercisable for seven years following issuance at an exercise price per share equal to $1.11, equaling the average closing price of ETC Common Stock during the 120 days preceding the issuance of the warrant.

On January 4, 2011, the Company entered into amendments to each of these warrants issued to Lenfest pursuant to which Lenfest agreed to remove a provision in each of the warrants which provided anti-dilution protection in the event the Company issued securities at a price below the exercise price set forth in the warrants.

Bank Credit and Facility

Increased PNC Bank Credit Facility and Issuance of New Guarantee

The Company has a line of credit facility with PNC Bank ("PNC Credit Agreement") of $20,000, which expires on June 30, 2013.  The  PNC Credit Agreement is subject to the condition that Lenfest continue to personally guarantee all of ETC's obligations to PNC Bank (the "Lenfest Guaranty") and that Lenfest pledge $10,000 in marketable securities as collateral security for his guarantee (the "Lenfest Pledge").

In connection with the PNC Credit Agreement and the Lenfest Pledge, ETC paid to Lenfest an origination fee of 100 shares of Series D Convertible Preferred Stock of the Company (the "Series D Preferred Stock"), which is equal to one percent (1%) of the market value of the $10,000 in marketable securities pledged by Lenfest to PNC Bank to secure ETC's obligations to PNC Bank.  The 100 shares of Series D Preferred Stock have a stated value of $1,000 per share, or $100 in the aggregate.  These shares of Series D Preferred Stock have a conversion price per share equal to $1.11, equaling the average closing price of the Company's Common Stock during the 120 days preceding the issuance of such shares and would convert into 90,090 shares of the Company's Common Stock.  Additionally, ETC will pay Lenfest annual interest equal to 2% of the amount of the Lenfest Pledge, payable in Series D Preferred Stock.

In consideration of Lenfest entering into the PNC Credit Agreement and Lenfest Pledge, ETC issued to Lenfest warrants to purchase shares of ETC Common Stock equal to 10% of the amount of a $5,000 increase under the 2007 PNC Bank Credit Facility.  The warrants are exercisable for seven years following issuance at an exercise price per share equal to $1.11, which was equal to the average price of ETC Common Stock during the 120 days preceding the date of this warrant.

The Company recorded a loan origination deferred charge associated with these warrants of $487 using the Black-Scholes options-pricing model with the following weighted average assumptions: expected volatility of 91.9%; risk-free interest rate of 0.49%; and an expected life of seven years.  As of February 24, 2012, the unamortized balance of the deferred charge was $136.

As of February 24, 2012, the Company's availability under the PNC Credit Agreement was $2,502.  This reflected cash borrowing under the PNC Credit Agreement of $16,716 and outstanding letters of credit of approximately $782.  Amounts borrowed under the PNC Credit Agreement can be borrowed, repaid, and reborrowed from time-to-time until June 30, 2013, and bears interest at either the prime rate plus 0.50 percentage points or the London Interbank Offered Rate ("LIBOR") plus 2.50 percentage points.  Additionally, ETC is obligated to pay a fee of 0.125% per year for unused but available funds under the line of credit.

The PNC Credit Agreement has the following affirmative covenants: (i) a Consolidated Tangible Net Worth covenant, for which the Company must maintain a minimum Consolidated Tangible Net Worth of at least $10,000 and (ii) an EBITDA covenant for which the Company must maintain a minimum cumulative aggregate Earnings Before Interest, Taxes, Depreciation and Amortization ("EBITDA") of $4,000 for the fiscal quarter then ending and the three preceding fiscal quarters.  The Company is in compliance with its covenants as of February 24, 2012.

Due to the Company's accumulated deficit, all dividends accruing for the Series D and E Preferred Stock issuances have been recorded in the accompanying financial statements as a reduction in additional paid-in capital.

Dedicated Line of Credit Agreement with PNC Bank

The Company has a committed line of credit in the amount of $5,422 with PNC Bank (the "Dedicated Line of Credit").  The Company uses the Dedicated Line of Credit to satisfy performance bond and repayment guarantee requirements for an international contract.  Use of this Dedicated Line of Credit is restricted to funding contract performance and repayment guarantee requirements under this specific contract.

As security for the Dedicated Line of Credit, the Company has deposited $5,422 in a certificate of deposit with PNC Bank.  ETC is obligated to pay a fee of 3% per year for the Dedicated Line of Credit.

ETC-PZL Project Financing

In September 2009, ETC-PZL, located in Warsaw, Poland, entered into a project financing agreement with a Warsaw bank to fund a research and development contract with the Polish government.  The amount of this facility was $604, and it was being repaid in quarterly installments of approximately $70, which commenced in September 2009.  This facility expired in September 2011, at which time it was fully paid.  Use of this line of credit was restricted to funding contract requirements under a specific research and development contract with the Polish government.

Summary of Long-Term Debt Obligations

Long-term obligations at February 24, 2012 and February 25, 2011 consist of the following:

	February 24, 2012	February 25, 2011
Note payable to bank	$16,716	$3,041
ETC-PZL project financing	-	202
Equipment lease	8	49
Other long-term debt obligations	-	11
Total long-term debt obligations	16,724	3,303
Less: Current portion of long-term debt obligations	(8)	(219)
Total long-term debt obligations, less current portion	$16,716	$3,084

The amounts of future long-term debt obligations maturing in each of the next five fiscal years are as follows:

Fiscal Year	Amount
2013	$8
2014	16,716
Total future long-term debt obligations	$16,724